Leases - Summary of lease expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	¥ 15,584,430	¥ 24,508,899	¥ 40,554,178
Short-term lease expense	112,265	638,012	159,623
Total lease expense	¥ 15,696,695	¥ 25,146,911	¥ 40,713,801